Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of September 2016

Collection Period Start	1-Sep-16	Distribution Date	17-Oct-16
Collection Period End	30-Sep-16	30/360 Days	30
Beg. of Interest Period	15-Sep-16	Actual/360 Days	32
End of Interest Period	17-Oct-16

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,011,912,858.76	182,576,763.99	146,076,014.46	0.1443563
Total Securities		1,011,912,858.76	182,576,763.99	146,076,014.46	0.1443563
Class A-1 Notes	0.180000%	128,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.480000%	182,500,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.000000%	182,500,000.00	0.00	0.00	0.0000000
Class A-3 Notes	0.800000%	242,000,000.00	0.00	0.00	0.0000000
Class A-4 Notes	1.040000%	115,000,000.00	20,663,905.23	0.00	0.0000000
Certificates	0.000000%	161,912,858.76	161,912,858.76	146,076,014.46	0.9021891

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	0.00	0.00	0.0000000	0.0000000
Class A-4 Notes	20,663,905.23	17,908.72	179.6861324	0.1557280
Certificates	15,836,844.30	0.00	97.8109115	0.0000000
Total Securities	36,500,749.53	17,908.72

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				2,546,214.23
Monthly Interest				847,917.15
Total Monthly Payments				3,394,131.38

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				171,474.35
Aggregate Sales Proceeds Advance				12,264,750.61
Total Advances				12,436,224.96

Vehicle Disposition Proceeds:
Reallocation Payments				26,386,036.93
Repurchase Payments				1,444,619.19
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				6,998,295.50
Excess Wear and Tear and Excess Mileage				275,274.88
Remaining Payoffs				0.00
Net Insurance Proceeds				386,452.33
Residual Value Surplus				542,292.00
Total Collections				51,863,327.17

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	16,410,609.25			1,032
Involuntary Repossession	156,818.00			12
Voluntary Repossession	29,546.00			2
Full Termination	9,759,219.68			654
Bankruptcy	29,844.00			2
Insurance Payoff		384,073.30		17
Customer Payoff			320,168.38	16
Grounding Dealer Payoff			4,504,479.13	239
Dealer Purchase			1,508,898.04	70
Total	26,386,036.93	384,073.30	6,333,545.55	2,044

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of September 2016

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	10,440	209,242,536.79	7.00000%	182,576,763.99
Total Depreciation Received		(2,905,463.72)		(2,431,735.95)
Principal Amount of Gross Losses	(33)	(636,753.75)		(563,547.79)
Repurchase / Reallocation	(88)	(1,585,780.70)		(1,444,619.19)
Early Terminations	(879)	(17,801,464.80)		(15,244,515.94)
Scheduled Terminations	(963)	(19,155,613.75)		(16,816,330.66)
Pool Balance - End of Period	8,477	167,157,460.07		146,076,014.46

Remaining Pool Balance
Lease Payment				11,062,360.37
Residual Value				135,013,654.09
Total				146,076,014.46

III. DISTRIBUTIONS

Total Collections					51,863,327.17
Reserve Amounts Available for Distribution					3,011,286.50
Total Available for Distribution					54,874,613.67

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					228,005.82
3. Reimbursement of Sales Proceeds Advance					17,975,802.30
4. Servicing Fee:
Servicing Fee Due					152,147.30
Servicing Fee Paid					152,147.30
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					18,355,955.42

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					0.00

Class A-3 Notes Monthly Interest Paid					0.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of September 2016

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	17,908.72

Class A-4 Notes Monthly Interest Paid	17,908.72
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	17,908.72
Total Note and Certificate Monthly Interest Paid	17,908.72
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	36,500,749.53

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	36,500,749.53

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	36,500,749.53
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	15,836,844.30

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of September 2016

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			5,059,564.29
Required Reserve Account Amount			15,178,692.88
Beginning Reserve Account Balance			13,052,593.18
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			13,052,593.18
Reserve Fund Draw Amount			3,011,286.50
Deposit of Remaining Available Collections			0.00
Gross Reserve Account Balance			10,041,306.68
Remaining Available Collections Released to Seller			0.00
Total Ending Reserve Account Balance			10,041,306.68

V. POOL STATISTICS

Weighted Average Remaining Maturity			4.89
Monthly Prepayment Speed			125%
Lifetime Prepayment Speed			91%

		$	units
Recoveries of Defaulted and Casualty Receivables		673,323.67
Securitization Value of Gross Losses and Casualty Receivables		563,547.79	33
Aggregate Defaulted and Casualty Gain (Loss)		109,775.88
Pool Balance at Beginning of Collection Period		182,576,763.99
Net Loss Ratio
Current Collection Period		0.0601%
Preceding Collection Period		-0.0577%
Second Preceding Collection Period		-0.0052%
Third Preceding Collection Period		0.0022%

Cumulative Net Losses for all Periods		0.2914%	2,948,750.04

Delinquent Receivables:	% of BOP Pool Balance	Amount	Number
31-60 Days Delinquent	0.96%	1,744,132.49	104
61-90 Days Delinquent	0.34%	618,478.21	35
91-120 Days Delinquent	0.10%	182,370.83	11
More than 120 Days	0.01%	11,925.00	1
Total Delinquent Receivables:	1.40%	2,556,906.53	151

61+ Days Delinquencies as Percentage of Receivables (Beginning of Period)		Amount	Number
Current Collection Period		0.45%	0.45%
Preceding Collection Period		0.44%	0.46%
Second Preceding Collection Period		0.37%	0.39%
Third Preceding Collection Period		0.35%	0.37%

Aggregate Sales Performance of Auctioned Vehicles		$	units
Sales Proceeds		26,169,828.93	1686
Securitization Value		28,777,121.23	1686
Aggregate Residual Gain (Loss)		(2,607,292.30)

Cumulative Sales Performance of Auctioned Vehicles		$	units
Cumulative Sales Proceeds		348,924,347.52	22,391
Cumulative Securitization Value		382,952,095.60	22,391
Cumulative Residual Gain (Loss)		(34,027,748.08)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			31,045,876.50
Reimbursement of Outstanding Advance			17,975,802.30
Additional Advances for current period			12,264,750.61
Ending Balance of Residual Advance			25,334,824.81

Beginning Balance of Payment Advance			482,430.57
Reimbursement of Outstanding Payment Advance			228,005.82
Additional Payment Advances for current period			171,474.35
Ending Balance of Payment Advance			425,899.10

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of September 2016

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No